Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill, Beginning balance	$ 822,475	$ 25,400
Acquisition Entity	372,000	797,100
Effect of currency translation	1,400
Goodwill, Ending balance	$ 1,195,891	$ 822,475